CONCENTRATIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer One [Member]
Total outstanding accounts and contracts receivable balance	31.80%	39.80%
SupplierAccountedPurchasePercentage	10.00%	10.00%	10.00%
Customer One [Member] | Total revenue [Member]
Concentration of credit risk	13.50%	15.80%	48.40%
Customer two [Member]
Total outstanding accounts and contracts receivable balance	29.10%	18.00%
Customer two [Member] | Total revenue [Member]
Concentration of credit risk	12.20%	13.00%	36.00%
Customer Three [Member]
Total outstanding accounts and contracts receivable balance	16.20%	14.50%
Customer Three [Member] | Total revenue [Member]
Concentration of credit risk	11.30%
Customer Four [Member]
Total outstanding accounts and contracts receivable balance	14.80%
Customer Four [Member] | Total revenue [Member]
Concentration of credit risk	11.20%
Customer Five [Member] | Total revenue [Member]
Concentration of credit risk	10.10%